Foreclosed Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate and Foreclosed Assets [Abstract]
Schedule of Real Estate Properties [Table Text Block]

At year end, foreclosed real estate is summarized below:

	(Dollars in thousands)
	2012	2011
Residential real estate	$243	$554
Commercial real estate and other dwellings	151	569
Construction and land development	31	1,334
Total	$425	$2,457